SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF USEFUL LIVES OF ITEMS OF PROPERTY AND EQUIPMENT

The useful lives of items of property and equipment have been assessed as follows:

Category	Depreciation Method	Useful Life
Buildings	Straight line	20 years
Machinery	Straight line	5 years
Furniture and fixtures	Straight line	5 years
Motor vehicles	Straight line	5 years
Office equipment	Straight line	5 years
IT equipment	Straight line	3 – 5 years
Computer software	Straight line	2 – 8 years
Spa equipment, curtains, crockery, glassware, and linen	Straight line	5 years

SCHEDULE OF USEFUL LIFE OF INTANGIBLE ASSETS	The useful life of intangible assets has been assessed as follows:
Category	Useful Life
Customer relationships	5 years
Trade names, trademarks, domain names, and licenses	Indefinite

SCHEDULE OF RESTATEMENTS IN THE CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

The Company made restatements in the Consolidated Statement of Operations and Comprehensive Loss related to revenues and cost of revenue with a third-party sales partner. The changes are in revenue and cost of revenue and have been restated from a gross presentation to a net presentation, please see the table below:

	For the six months ended June 30, 2022
	Unaudited	Restatements	Restated
Revenue	$7,443,230	$(2,099,983)	$5,343,247
Cost of Revenue	(5,212,637)	2,099,983	(3,112,654)
Gross Profit	$2,230,593	$—	$2,230,593

The Company made restatements in the Consolidated Statement of Operations and Comprehensive Income related to revenues and cost of revenue with a third-party sales partner. The changes are in revenue and cost of revenue and have been restated from a gross presentation to a net presentation, please see the table below:

	For the year ended December 31, 2021
	Audited	Restatements	Restated
Revenue	$12,778,262	$(4,483,458)	$8,294,804
Cost of Revenue	(10,020,804)	4,483,458	(5,537,346)
Gross Profit	$2,757,458	$—	$2,757,458